Summary of Significant Accounting Policies - Schedule of Sale and Leaseback Transactions (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Accounting Policies [Abstract]
Remainder of 2021	$ 4,782,861
Fiscal year ending March 31, 2022	9,565,721	$ 8,081,463
Fiscal year ending March 31, 2023	9,565,721	8,158,547
Fiscal year ending March 31, 2024	9,565,721	8,158,547
Fiscal year ending March 31, 2025 and beyond	9,407,776	5,978,232
Sale Leaseback Transaction, Net	$ 42,887,800	$ 38,535,336